Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangibles
Goodwill and Other Intangibles

(3)Goodwill and Other Intangibles

The Corporation’s goodwill and intangible assets are detailed below:

	Balance		Balance	Amortization
	December 31,	Amortization	December 31,	Period
(dollars in thousands)	2018	Expense	2019	(in years)
Goodwill - Wealth	$899	—	899	Indefinite
Total Goodwill	899	—	899

Intangible assets - trade name	266	—	266	Indefinite
Intangible assets - customer relationships	3,727	(204)	3,523	20
Intangible assets - non competition agreements	154	(69)	85	4
Total Intangible Assets	4,147	(273)	3,874
Total	$5,046	(273)	4,773

Accumulated amortization on intangible assets was $750 thousand and $477 thousand as of December 31, 2019 and 2018, respectively.

In accordance with ASC Topic 350, the Corporation performed a qualitative assessment of goodwill and identifiable intangible assets as of December 31, 2019 and determined it was more likely than not that the fair value of the Corporation, including the wealth reporting unit where the goodwill and identifiable intangible assets are held, was more than its carrying amount.

At December 31, 2019, the schedule of future intangible asset amortization is as follows (in thousands):

2020	273
2021	221
2022	204
2023	204
2024	204
Thereafter	2,502
$3,608